Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Summary of cash and cash equivalents in the consolidated statements of cash flows
(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Cash and due from banks at amortized cost	~~W~~	30,070,043	34,650,390	40,547,054
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(1,956,179)	(1,322,274)	(1,655,932)
Restricted due from banks		(3,699,918)	(2,911,232)	(3,643,579)

		(5,656,097)	(4,233,506)	(5,299,511)

	~~W~~	24,413,946	30,416,884	35,247,543

Summary of significant non-cash activities
(b)	Significant non-cash activities for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Transfers from construction-in-progress to property and equipment		33,983	82,179	26,185
Transfers between property and equipment and investment property		9,554	16,678	77,752
Transfers between assets held for sale and property and equipment		101,757	2,442	1,039
Transfers between investment property and assets held for sale		83,664	6,057	5,551
Accounts payable for purchase of intangible assets, etc.		117,743	374,685	(132,270)
Transaction for right-of-use assets	~~W~~	293,590	299,672	578,651

Summary of changes in assets and liabilities arising from financing activities
(c)	Changes in assets and liabilities arising from financing activities for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Financial liabilities designated at FVTPL	Total
Beginning balance	~~W~~	531,934	49,279,175	77,288,783	623,339	47,327	127,770,558
Changes from cash flows		79,563	8,153,087	3,865,582	(262,055)	209,969	12,046,146
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	(61,561)	33,295	18,855	—	(9,411)
Changes in foreign currency		—	90,914	197,895	(4,331)	32	284,510
Other		(253,480)	(560,263)	176,170	238,106	(2,496)	(401,963)

Ending balance	~~W~~	358,017	56,901,352	81,561,725	613,914	254,832	139,689,840

	2024
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Financial liabilities designated at FVTPL	Total
Beginning balance	~~W~~	358,017	56,901,352	81,561,725	613,914	254,832	139,689,840
Changes from cash flows		119,361	(8,231,239)	9,578,027	(272,634)	—	1,193,515
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	(131,663)	(4,401)	22,787	—	(113,277)
Changes in foreign currency		—	770,798	2,178,255	28,602	—	2,977,655
Other		(617,651)	611,125	452,248	498,020	6,467	950,209

Ending balance	~~W~~	(140,273)	49,920,373	93,765,854	890,689	261,299	144,697,942